Financial Risk Management (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Balance at January 1 - calculated under IAS 39	$ (20,549)	$ (14,551)		$ (17,782)
Adjustment on adoption of IFRS 9	3,865	0		0
Adjusted balance at January 1, 2018 - calculated under IFRS 9	(16,684)	0		0
Bad debts of the year	(12,748)	(7,672)	[1]	(1,976)
Recoveries	3,190	268	[1]	2,248
Write off	811	403		2,390
Translation differences and inflation adjustment	(596)	1,003		569
Balance at December 31 (2017 amounts calculated under IAS 39)	$ (26,027)	$ (20,549)		$ (14,551)

[1]	In the prior year, the impairment of trade receivables was assessed based on the incurred loss model. Individual receivables which were known to be uncollectible were written off by reducing the carrying amount directly. The other receivables were assessed collectively, to determine whether there was objective evidence that an impairment had been incurred but not yet been identified. For these receivables, the estimated impairment losses were recognized in a separate provision for impairment.